Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.34%
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	100,000	$ 99,748
Total Collateralized Loan Obligations (cost $100,000)		99,748

Corporate Bonds — 97.61%
Banking — 19.81%
Bank of America
4.456% 2/6/32 μ	155,000	153,093
5.518% 10/25/35 μ	61,000	61,020
6.204% 11/10/28 μ	140,000	143,863
6.625% 5/1/30 μ, ψ	75,000	76,943

Bank of Montreal 4.439% 1/14/32 μ	105,000	103,420
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	200,000	197,323
Barclays 9.625% 12/15/29 μ, ψ	200,000	218,261
Citigroup
5.174% 9/11/36 μ	115,000	114,041
6.625% 2/15/31 μ, ψ	75,000	75,107
6.875% 8/15/30 μ, ψ	40,000	40,308
7.00% 8/15/34 μ, ψ	70,000	72,083

Citizens Financial Group 5.299% 1/29/36 μ	55,000	54,524
Deutsche Bank
4.95% 8/4/31 μ	150,000	149,477
5.297% 5/9/31 μ	150,000	151,590
Goldman Sachs Group
4.369% 10/21/31 μ	165,000	161,820
5.065% 1/21/37 μ	215,000	210,280
5.218% 4/23/31 μ	150,000	152,565
5.387% 2/2/41 μ	105,000	101,484
6.484% 10/24/29 μ	85,000	88,935
Huntington Bancshares
4.623% 1/28/32 μ	125,000	123,214
5.605% 1/28/41 μ	100,000	97,637
JPMorgan Chase & Co.
5.193% 2/5/37 μ	380,000	373,555
6.254% 10/23/34 μ	292,000	314,057
Morgan Stanley
4.493% 1/16/32 μ	140,000	137,687
5.90% 3/13/47 μ	125,000	124,492
6.407% 11/1/29 μ	168,000	175,367
6.627% 11/1/34 μ	190,000	206,819
NatWest Markets
144A 4.893% 3/27/31 #	200,000	200,494
144A 5.022% 3/21/30 #	105,000	106,224

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Northern Trust 5.117% 11/19/40 μ	195,000	$ 189,949
PNC Financial Services Group 5.423% 1/25/41 μ	75,000	73,506
Popular 7.25% 3/13/28	195,000	202,147
UBS Group
144A 4.844% 11/6/33 #, μ	200,000	196,790
144A 5.01% 3/23/37 #, μ	200,000	193,489
144A 9.25% 11/13/28 #, μ, ψ	200,000	213,291

US Bancorp 6.787% 10/26/27 μ	180,000	182,415
Wells Fargo & Co.
4.96% 1/23/37 μ	70,000	68,216
6.491% 10/23/34 μ	110,000	119,139

Zions Bancorp 4.704% 8/18/28 μ	250,000	247,845
		5,872,470
Basic Industry — 0.66%
Anglo American Capital 144A 5.25% 3/19/36 #	200,000	195,644
		195,644
Brokerage — 3.86%
Apollo Global Management 4.60% 1/15/31	80,000	79,308
Blackstone Reg Finance 5.00% 12/6/34	105,000	102,840
Brookfield Asset Management 4.653% 11/15/30	155,000	153,707
Brookfield Finance 5.33% 1/15/36	200,000	195,918
Jefferies Financial Group 6.20% 4/14/34	220,000	224,479
KKR & Co. 5.10% 8/7/35	225,000	217,763
Raymond James Financial 5.65% 9/11/55	78,000	73,905
TPG Operating Group II 4.875% 5/15/31	100,000	98,127
		1,146,047
Capital Goods — 6.26%
Amcor Flexibles North America 5.125% 3/12/36	160,000	155,628
Boeing
6.388% 5/1/31	40,000	42,671
6.858% 5/1/54	210,000	231,310

Eaton 4.80% 3/6/36	400,000	395,071
Honeywell Aerospace 144A 5.732% 3/16/56 #	225,000	222,559
Howmet Aerospace
4.75% 4/15/36	105,000	102,125
5.95% 2/1/37	80,000	85,348

Regal Rexnord 6.40% 4/15/33	140,000	148,044
NQ-FL9 [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
RTX
4.625% 11/16/48	60,000	$ 51,117
4.80% 12/15/43	85,000	76,819

United Rentals North America 144A 6.125% 3/15/34 #	340,000	344,704
		1,855,396
Communications — 8.79%
American Tower 4.70% 12/15/32	110,000	108,134
AT&T
5.55% 11/1/45	65,000	61,579
5.70% 11/1/54	110,000	103,074
6.00% 4/30/56	65,000	63,640
6.30% 1/15/38	175,000	186,393

CCO Holdings 144A 7.00% 2/1/33 #	15,000	15,056
Orange
144A 4.25% 1/13/31 #	200,000	196,254
144A 5.00% 1/13/36 #	200,000	196,521

Rogers Communications 5.30% 2/15/34	105,000	104,581
Softbank Class B 144A 4.699% 7/9/30 #	305,000	303,324
Sprint Capital 6.875% 11/15/28	165,000	174,490
Time Warner Cable
6.55% 5/1/37	252,000	254,262
7.30% 7/1/38	100,000	104,711
T-Mobile USA
5.50% 1/15/55	90,000	82,647
5.875% 11/15/55	185,000	180,528
Verizon Communications
4.75% 1/15/33	210,000	207,478
5.00% 1/15/36	105,000	102,865
5.875% 11/30/55	115,000	111,939

Versant Media Group 144A 7.25% 1/30/31 #	47,000	48,138
		2,605,614
Consumer Cyclical — 8.30%
Amazon.com
4.875% 3/13/36	85,000	84,258
5.80% 3/13/56	100,000	99,990

Ford Motor Credit 6.532% 3/19/32	200,000	205,343
General Motors Financial 5.45% 1/8/36	245,000	241,441
Gildan Activewear
144A 4.70% 10/7/30 #	75,000	74,235
144A 5.40% 10/7/35 #	65,000	63,435

GLP Capital 5.625% 3/1/36	75,000	73,014
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Hyundai Capital America 144A 4.50% 9/18/30 #	265,000	$ 260,687
Hyundai Capital America Class B 144A 5.00% 4/7/31 #	250,000	250,324
Marriott International
4.50% 5/1/33	50,000	48,331
5.10% 5/1/38	75,000	71,333

O'Reilly Automotive 5.10% 3/12/36	160,000	157,967
Royal Caribbean Cruises
4.75% 5/15/33	50,000	48,292
5.375% 1/15/36	230,000	226,057
144A 6.00% 2/1/33 #	85,000	85,870

VICI Properties 4.95% 2/15/30	470,000	469,428
		2,460,005
Consumer Non-Cyclical — 11.06%
Abbott Laboratories
4.30% 3/15/33	125,000	122,368
4.65% 3/15/36	255,000	249,452
AbbVie
4.125% 3/15/31	175,000	172,499
4.75% 3/15/36	120,000	117,780

Amgen 4.85% 2/19/36	125,000	122,864
Bunge Limited Finance 2.75% 5/14/31	85,000	77,426
Cigna Group 5.25% 1/15/36	150,000	150,250
CVS Health
5.45% 9/15/35	110,000	110,467
6.75% 12/10/54 μ	144,000	145,865
Eli Lilly & Co.
5.55% 10/15/55	80,000	79,028
5.60% 2/12/65	40,000	39,177
EMD Finance
144A 4.625% 10/15/32 #	180,000	177,506
144A 5.00% 10/15/35 #	300,000	296,108

Hasbro 4.65% 3/12/31	50,000	49,394
HCA
5.125% 6/15/39	75,000	70,722
6.00% 4/1/54	60,000	57,962
JBS
3.625% 1/15/32	375,000	347,805
144A 5.625% 3/10/37 #	75,000	75,282

Merck & Co. 4.15% 3/15/31	180,000	178,048
Novartis Capital
4.40% 3/18/31	100,000	100,001
4.60% 3/18/33	95,000	94,624
4.90% 3/18/36	170,000	169,659
5.70% 3/18/56	125,000	125,982

Pfizer 4.875% 11/15/35	75,000	74,279
Thermo Fisher Scientific 4.55% 6/15/33	75,000	74,129
		3,278,677

2    NQ-FL9 [0326] 0526 (5459500)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric — 9.19%
American Electric Power 6.05% 3/15/56 μ	140,000	$ 138,811
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	90,000	87,788
Black Hills 4.55% 1/31/31	80,000	79,182
Capital Power US Holdings 144A 6.189% 6/1/35 #	70,000	71,814
Constellation Energy Generation 5.875% 1/15/66	85,000	81,666
Dominion Energy
6.20% 2/15/56 μ	70,000	69,410
Series A 6.875% 2/1/55 μ	255,000	262,620

Duke Energy 3.30% 6/15/41	99,000	74,505
Duke Energy Indiana 4.95% 3/15/36	55,000	54,166
Entergy Mississippi
5.05% 4/15/36	55,000	54,218
5.80% 4/15/55	220,000	217,579

Florida Power & Light 5.60% 2/15/66	85,000	81,948
Idaho Power 4.85% 3/1/36	130,000	127,295
Kentucky Utilities 5.85% 8/15/55	210,000	208,962
NRG Energy
144A 4.734% 10/15/30 #	135,000	133,822
144A 5.407% 10/15/35 #	45,000	44,169
Oglethorpe Power
4.50% 4/1/47	35,000	28,730
5.25% 9/1/50	225,000	201,758

Pacific Gas and Electric 6.00% 5/1/56	125,000	118,724
PSEG Power 144A 5.20% 5/15/30 #	90,000	91,434
San Diego Gas & Electric 5.20% 3/15/36	150,000	149,669
Union Electric
4.80% 3/15/36	55,000	53,722
5.55% 3/15/56	80,000	77,265
Vistra Operations
144A 4.70% 1/31/31 #	80,000	78,757
144A 5.35% 1/31/36 #	140,000	137,041
		2,725,055
Energy — 5.21%
APA 6.75% 2/15/55	75,000	75,234
Cheniere Energy 144A 5.20% 7/30/36 #	80,000	79,214
Diamondback Energy 5.75% 4/18/54	180,000	170,348
Enbridge
4.90% 6/20/30	65,000	65,706
5.55% 6/20/35	100,000	102,268
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.30% 1/15/56	174,000	$ 171,497
6.50% 2/15/56 μ	107,000	105,782

Occidental Petroleum 7.95% 6/15/39	115,000	134,854
ONEOK
5.70% 11/1/54	48,000	43,830
6.25% 10/15/55	77,000	75,564

Ovintiv 6.625% 8/15/37	140,000	149,302
Valero Energy 5.15% 3/10/36	375,000	369,806
		1,543,405
Finance Companies — 5.60%
AerCap Ireland Capital DAC 4.75% 1/15/33	150,000	145,848
Air Lease 4.125% 12/15/26 μ, ψ	115,000	112,337
Apollo Debt Solutions
6.70% 7/29/31	43,000	43,527
6.90% 4/13/29	45,000	46,064

Ares Capital 5.10% 1/15/31	120,000	115,453
Ares Strategic Income Fund 144A 5.15% 1/15/31 #	160,000	151,232
Aviation Capital Group 144A 4.875% 1/28/33 #	115,000	111,117
Avolon Holdings Funding
144A 4.85% 4/1/33 #	120,000	115,015
144A 5.375% 5/30/30 #	100,000	101,133
Blackstone Private Credit Fund
5.05% 9/10/30	80,000	75,473
5.35% 3/12/31	75,000	71,291
5.60% 11/22/29	35,000	34,064

Blackstone Secured Lending Fund 5.30% 6/30/30	100,000	96,834
Blue Owl Credit Income 6.60% 9/15/29	127,000	126,580
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	200,000	195,399
Takeoff Merger Sub
144A 4.85% 3/24/31 #	80,000	79,030
144A 5.50% 3/24/36 #	40,000	39,424
		1,659,821
Insurance — 5.62%
Athene Holding
6.625% 5/19/55	55,000	53,042
6.875% 6/28/55 μ	60,000	56,127

Corebridge Global Funding 144A 4.55% 1/9/31 #	160,000	158,051
Elevance Health 5.70% 2/15/55	218,000	206,232
Equitable America Global Funding 144A 4.70% 9/15/32 #	140,000	136,072
NQ-FL9 [0326] 0526 (5459500)    3

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

Fortitude Global Funding 144A 4.625% 10/6/28 #	190,000	$ 188,151
Henneman Trust 144A 6.58% 5/15/55 #	75,000	75,430
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	95,000	95,868
Nippon Life Insurance 144A 5.046% 4/2/33 #	200,000	200,332
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	240,000	243,279
Western-Southern Global Funding 144A 4.90% 5/1/30 #	150,000	150,990
Willis North America 4.55% 3/15/31	105,000	103,543
		1,667,117
Natural Gas — 1.44%
NiSource 5.85% 4/1/55	75,000	72,960
Sempra 5.25% 3/15/36	160,000	157,805
Spire 6.45% 6/1/56 μ	196,000	195,584
		426,349
Real Estate Investment Trusts — 3.70%
American Homes 4 Rent 4.95% 6/15/30	100,000	100,403
Brixmor Operating Partnership 5.20% 4/1/32	205,000	206,412
Camden Property Trust 4.90% 2/28/36	215,000	208,632
Extra Space Storage 5.40% 6/15/35	200,000	201,011
Mid-America Apartments 4.65% 1/15/33	55,000	54,045
Regency Centers 4.50% 3/15/33	60,000	58,531
Simon Property Group 2.65% 2/1/32	300,000	267,707
		1,096,741
Technology — 6.73%
CDW 3.276% 12/1/28	200,000	192,242
Cipher Compute 144A 7.125% 11/15/30 #	62,000	64,311
CoStar Group 144A 2.80% 7/15/30 #	175,000	158,320
Entegris 144A 4.75% 4/15/29 #	90,000	89,028
Foundry JV Holdco 144A 6.10% 1/25/36 #	200,000	206,248
Leidos 5.40% 3/15/32	455,000	464,476
Oracle
4.70% 9/27/34	220,000	200,876
5.70% 2/4/36	135,000	129,859
5.875% 9/26/45	120,000	103,606
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
6.70% 2/4/56	70,000	$ 65,018

Salesforce 4.90% 9/15/31	125,000	124,852
Sensata Technologies 144A 3.75% 2/15/31 #	160,000	148,522
WULF Compute 144A 7.75% 10/15/30 #	45,000	47,579
		1,994,937
Transportation — 1.38%
Canadian Pacific Railway 5.50% 3/15/56	100,000	95,796
FedEx 3.25% 5/15/41	160,000	120,667
Fedex Freight Holding
144A 4.95% 3/15/33 #	110,000	107,323
144A 5.25% 3/15/36 #	90,000	87,108
		410,894
Total Corporate Bonds (cost $29,273,341)		28,938,172

Government Agency Obligation — 0.64%
DAE Funding 144A 4.95% 1/15/33 #	200,000	190,021
Total Government Agency Obligation (cost $197,879)		190,021
	Number of shares
Common Stock — 0.05%♣
Financials — 0.05%
MNSN Holdings =, †	241	14,621
Total Common Stock (cost $1,807)		14,621

Preferred Stock — 0.44%♣
Financials — 0.44%
SVB Financial Trust 11/7/32 †	277	130,882
Total Preferred Stock (cost $124,045)		130,882

4    NQ-FL9 [0326] 0526 (5459500)

	Number of contracts	Value (US $)
Options Purchased — 0.00%
Futures Option — 0.00%
US Treasury 10 yr Notes, strike price $113.00, expiration date 4/24/26, notional amount $1,017,000	9	$ 1,266
Total Options Purchased (cost $4,274)		1,266
	Number of shares
Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	68,300	68,300
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	68,300	68,300
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	68,300	68,300
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	68,301	68,301
Total Short-Term Investments (cost $273,201)		273,201
Total Value of Securities Before Options Written—100.00% (cost $29,974,547)		29,647,911

	Number of contracts	Value (US $)
Options Written — (0.00%)
Futures Option — (0.00%)
US Treasury 10 yr Notes, strike price $115.00, expiration date 4/24/26, notional amount ($1,035,000)	(9)	$ (422)
Total Options Written (premium received $1,257)		(422)

Liabilities Net of Receivables and Other Assets—(0.00%)★		(787)
Net Assets Applicable to 3,442,202 Shares Outstanding—100.00%		$29,646,702
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $7,876,028, which represents 26.57% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $65,031 cash collateral held at broker for futures contracts as of March 31, 2026.
NQ-FL9 [0326] 0526 (5459500)    5

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Investment Grade Series
The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
26	$2,887,219	$2,914,518	6/18/26	$—	$(27,299)	$4,219
US Treasury Long Bonds
24	2,733,000	2,800,924	6/18/26	—	(67,924)	10,500
US Treasury Ultra Bonds
4	466,250	467,104	6/18/26	—	(854)	656
				6,182,546		—	(96,077)	15,375
Short Contracts:
US Treasury 5 yr Notes
(22)	(2,379,953)	(2,402,354)	6/30/26	22,401	—	(3,094)
US Treasury 10 yr Ultra Notes
(49)	(5,562,266)	(5,647,392)	6/18/26	85,126	—	(14,547)
				(8,049,746)		107,527	—	(17,641)
Total Futures Contracts		$(1,867,200)		$107,527	$(96,077)	$(2,266)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
6    NQ-FL9 [0326] 0526 (5459500)